Subsequent Events	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Accounting Policies [Abstract]
Subsequent Events

On November 3, 2017, the Company issued a 10% Convertible Redeemable Promissory Note in the principal amount of $34,500. The note bears interest at the rate of 10%, a 10% original issue discount and the lender will hold $1,500 to cover transaction costs, the note must be repaid by August 3, 2018. The note and any accrued interest may be converted by lender into shares of Company common stock, upon execution or November 3, 2017, at a conversion price equal to 60% of the lowest trading price during the 10-day period prior to conversion.

On November 13, 2017, the Company entered into a consulting agreement for drug development services which calls for a fixed cost of $7,000 as work is completed and invoiced over the one year term of the agreement.

On December 1, 2017, the Company extended the CEO’s employment agreement through November 2018.

Subsequent to the period ended September 30, 2017  , the Company received, as listed, conversion notices from various note holders. The Company issued the following common shares to satisfy the conversion of the following debt and interest:

Date	Debt/Interest Converted	Common Stock Issued	Price per Share
October 3, 2017	$10,931	43,900,000	$0.000249
October 5, 2017	$7,582	30,448,193	$0.000249
Subsequent Total	$18,513	74,348,193

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to September 30, 2017 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.

On April 4, 2017, the Company issued an 8% Convertible Redeemable Promissory Note in the principal amount of $71,457, which refinances an unpaid convertible note dated January 22, 2016. The note bears interest at the rate of 8%, and must be repaid by January 4, 2018. The note and any accrued interest may be converted by lender into shares of Company common stock, upon execution or April 4, 2017, at a conversion price equal to 60% of the lowest trading price during the 20-day period prior to conversion

On April 5, 2017, the Company converted $6,004 in principle and $229 in interest on a convertible note payable into 5,300,000 shares of common stock.

On April 10, 2017, the Company converted $6,363 in principle and $222 in interest on a convertible note payable into 5,600,000 shares of common stock.

On April 11, 2017, the Company converted $6,004 in principle and $43 in interest on a convertible note payable into 5,850,000 shares of common stock.

On April 18, 2017, the Company converted $7,000 in principle and $291 in interest on a convertible note payable into 6,200,000 shares of common stock.

On April 18, 2017, the Company issued a 10% Convertible Redeemable Promissory Note in the principal amount of $115,000. The note bears interest at the rate of 10%, a 10% original issue discount and the lender will hold $5000 to cover transaction costs, the note must be repaid by January 30, 2018. The note and any accrued interest may be converted by lender into shares of Company common stock, upon execution or April 4, 2017, at a conversion price equal to 60% of the lowest trading price during the 10-day period prior to conversion

On April 20, 2017, the Company converted $7,564 in principle and $80 in interest on a convertible note payable into 6,500,000 shares of common stock.

On April 21, 2017, the Company converted $16,426 in principle and $38 in interest on a convertible note payable into 14,000,000 shares of common stock.

On April 25, 2017, the Company converted $17,148 in principle and $139 in interest on a convertible note payable into 14,700,000 shares of common stock.

On April 26, 2017, the Company converted $25,000 in principle and $1,600 in interest on a convertible note payable into 26,600,000 shares of common stock.

On May 1, 2017, the Company converted $8,514 in principle and $186 in interest on a convertible note payable into 14,500,000 shares of common stock.

On May 9, 2017, the Company approved the reduction of the number of authorized $0.001 par value common stock from 40,000,000,000 common shares to 2,000,000,000 common shares.

On May 15, 2017 the Company loaned $5,300 to a related party with a promissory note due in 1 year and stipulating a 0% interest rate.

Effective June 7, 2017, the Company approved a reverse stock split of the common stock, par value $0.001 per share at a ratio of 1 for 20 of each share issued and outstanding on the effective date. These financial statements retroactively reflect the reverse stock split for all periods.

On June 13, 2017, the Company converted $0 in principle and $1,200 in interest on a convertible note payable into 10,000,000 shares of common stock.

On June 16, 2017, the Company converted $1,158 in principle and $142 in interest on a convertible note payable into 11,000,000 shares of common stock.

On June 16, 2017, the Company converted $1,795 in principle and $135 in interest on a convertible note payable into 19,299,400 shares of common stock.

On June 20, 2017, the Company converted $1,276 in principle and $116 in interest on a convertible note payable into 11,600,000 shares of common stock.

On June 21, 2017, the Company converted $2,150 in principle and $164 in interest on a convertible note payable into 23,139,900 shares of common stock.

On June 22, 2017, the Company converted $1,413 in principle and $57 in interest on a convertible note payable into 12,250,000 shares of common stock.

On June 22, 2017, the Company converted $1,590 in principle and $0 in interest on a convertible note payable into 13,250,000 shares of common stock.

On June 26, 2017, the Company converted $1,688 in principle and $112 in interest on a convertible note payable into 15,000,000 shares of common stock.

On June 29, 2017, the Company converted $1,897 in principle and $83 in interest on a convertible note payable into 16,500,000 shares of common stock.

On July 3, 2017, the Company converted $1,979 in principle and $109 in interest on a convertible note payable into 17,400,000 shares of common stock.

On July 7, 2017, the Company entered into a two year consulting agreement with a related party. The agreement stipulates payment for scientific, clinical and regulatory services to the related party of $180,000 per year ($15,000 per month) with the option of common stock payment in lieu of cash.

On July 11, 2017, Rich Pharmaceuticals, Inc. (the “Company”) entered into a Support and Collaboration Agreement (the “Collaboration Agreement”) with Mega Bridge, Inc., a Nevada corporation to be renamed “Hypgen”) (“Hypgen”), to support Hypgen’s development of treatments for Parkinson’s Disease. Under the terms of the agreement, the Company will provide data, raw materials and advisory support to Hypgen to assist Hypgen with their development of treatments for Parkinson’s Disease and the associated regulatory approval process. In exchange, Hypgen will pay the Company $100,000 and issue the Company 15,000,000 shares of Hypgen common stock. The Company plans to dividend five million of these shares to its shareholders at such time as the Company completes the necessary corporate and regulatory requirements regarding payment of a dividend.

On July 12, 2017, the Company converted $0 in principle and $2,088 in interest on a convertible note payable into 17,400,000 shares of common stock.

On July 13, 2017, the Company converted $1,344 in principle and $1,140 in interest on a convertible note payable into 13,800,000 shares of common stock.

On July 14, 2017, the Company converted $3,358 in principle and $16 in interest on a convertible note payable into 19,000,000 shares of common stock.

On July 3, 2017, the Company converted $3,314 in principle and $60 in interest on a convertible note payable into 19,000,000 shares of common stock.

On July 20, 2017, the Company converted $3,554 in principle and $28 in interest on a convertible note payable into 19,900,000 shares of common stock.

On July 24, 2017, the Company converted $6,217 in principle and $53 in interest on a convertible note payable into 20,900,000 shares of common stock.

On July 25, 2017, the Company converted $6,022 in principle and $848 in interest on a convertible note payable into 22,900,000 shares of common stock.

On July 28, 2017, the Company converted $7,089 in principle and $111 in interest on a convertible note payable into 24,000,000 shares of common stock.

On August 2, 2017, the Company converted $7,035 in principle and $165 in interest on a convertible note payable into 24,000,000 shares of common stock.

On August 4, 2017, the Company converted $8,942 in principle and $58 in interest on a convertible note payable into 25,000,000 shares of common stock.

On August 8, 2017, the Company converted $11,022 in principle and $97 in interest on a convertible note payable into 26,475,000 shares of common stock.

On August 11, 2017, the Company converted $13,920 of a convertible note payable into 29,000,000 shares of common stock.

On August 16, 2017, the Company converted $12,810 of a convertible note payable into 30,500,000 shares of common stock.

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to March 31, 2017 to the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements other than the events described above.